RELATED PARTY TRANSACTIONS - Summary of Nature of Related Party Relationship (Details)	12 Months Ended
Dec. 31, 2023
Genscript Biotech Corporation
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	The Company’s most significant shareholder
Nanjing GenScript Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Controlled by Genscript or its parent, Genscript Corporation
Jiangsu GenScript Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Controlled by Genscript or its parent, Genscript Corporation
Genscript USA Incorporated
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Controlled by Genscript or its parent, Genscript Corporation
Genscript USA Holdings Inc
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Controlled by Genscript or its parent, Genscript Corporation
Genscript Probio USA Inc
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Controlled by Genscript or its parent, Genscript Corporation
Nanjing Probio Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Controlled by Genscript or its parent, Genscript Corporation
Jiangsu GenScript Probio Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Controlled by Genscript or its parent, Genscript Corporation
Genscript Netherlands
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Controlled by Genscript or its parent, Genscript Corporation